Subsequent Events (Details Narrative) (10K) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 23, 2019	Aug. 19, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Aug. 19, 2018
Common stock issued for cash				$ 1,564,194	$ 965,992
Subsequent Event [Member]
Common stock issued on debt conversion for Convertible Note 1-GHS, shares		237,993
custom:DebtConversionPricePerShare						$ 0.50
Debt conversion, principal debt amount		$ 113,300
Debt conversion, interest		5,696
Common stock issued on debt conversion for Convertible Note 1-GHS		$ 118,996
Subsequent Event [Member] | Three Accredited Investors [Member]
Share issued price per share	$ 0.40
Common stock issued for cash, shares	237,500
Common stock issued for cash	$ 95,000